Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Debt Instrument [Line Items]
Subordinated debt		₨ 375,060.0	$ 4,563.3	₨ 259,452.5
Others	[1]	1,681,587.2	20,459.8	1,295,854.3
Less: Debt issuance cost		(2,210.8)	(26.9)	(973.4)
Total		₨ 2,054,436.4	$ 24,996.2	₨ 1,554,333.4

[1]	Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200.0 million (US$ 1097.5 million) with stated interest rate of 4.2% per annum for the fiscal years ended March 31, 2022 and March 31, 2023, respectively, under RBI long-term repo operation with a three-year maturity period.